Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 51,404	$ 60,891
Tier 1 Capital	58,279	67,121
Total Capital	67,298	75,309
TLAC	113,478	120,663
Risk-Weighted Assets	419,994	363,997
Leverage Exposures	$ 1,371,512	$ 1,189,990
CET1 Ratio	12.20%	16.70%
Tier 1 Capital Ratio	13.90%	18.40%
Total Capital Ratio	16.00%	20.70%
TLAC Ratio	27.00%	33.10%
Leverage Ratio	4.20%	5.60%
TLAC Leverage Ratio	8.30%	10.10%